Expense Example {- Fidelity® Series Commodity Strategy Fund} - 07.31 Fidelity Series Commodity Strategy Fund Series PRO-09 - Fidelity® Series Commodity Strategy Fund - Fidelity Series Commodity Strategy Fund-Default
Sep. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none